Propery, Plants and Equipment, Net	12 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERY, PLANTS AND EQUIPMENT, NET

8. PROPERY, PLANTS AND EQUIPMENT, NET

As of September 30, 2020 and 2021, property, plants and equipment, net consisted of the following:

	As of September 30,
	2020	2021
Building	$-	$6,020,735
Equipment for rental business	1,312,816	1,401,580
Production line for e-bicycles	1,118,521	1,267,954
leasehold improvement	-	541,096
Furniture, fixtures and office equipment	44,869	127,957
Vehicles	29,121	120,879
Property, plants and equipment	2,505,327	9,480,201
Less: accumulated depreciation	(135,436)	(733,815)
Property, plants and equipment, net	$2,369,891	$8,746,386

For the fiscal years ended September 30, 2019, 2020 and 2021, depreciation expense amounted to $3,602, $85,680 and $439,044, respectively. For the fiscal years ended September 30, 2019, 2020 and 2021, the Company disposed its property, plants and equipment, with proceeds of $206,355, $nil and $453,652 and recognized gain of $143,857, $nil and loss of $14,764 from disposal of property, plants and equipment in the Consolidated Statements of Operations, respectively.